FINANCIAL INSTRUMENTS - Fair value of Debt Instruments (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt	$ 1,276,500,000
Fair value, Level 2 inputs
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Revolving credit facility, Estimated fair value (Level 2)	344,000,000	$ 208,000,000
5.5% Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior notes, Carrying value	295,861,000	295,227,000
5.5% Senior Notes | Fair value, Level 2 inputs
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior notes, Estimated fair value (Level 2)	224,000,000	281,750,000
7.5% Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior notes, Carrying value	294,909,000	293,980,000
7.5% Senior Notes | Fair value, Level 2 inputs
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior notes, Estimated fair value (Level 2)	257,000,000	306,750,000
Revolving credit facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Revolving credit facility, Carrying value	344,000,000	208,000,000
SMP Holdings | Senior Secured Term Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt	217,500,000	400,000,000
SMP Holdings | Senior Secured Term Loan | Fair value, Level 2 inputs
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt	217,500,000	400,000,000
SMP Holdings | Revolving credit facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Revolving credit facility, Carrying value	115,000,000	35,000,000
SMP Holdings | Revolving credit facility | Senior Secured Term Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Revolving credit facility, Carrying value	115,000,000	35,000,000
SMP Holdings | Revolving credit facility | Senior Secured Term Loan | Fair value, Level 2 inputs
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Revolving credit facility, Estimated fair value (Level 2)	115,000,000	$ 35,000,000
Senior Notes | 5.5% Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt face amount	300,000,000
Senior Notes | 7.5% Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt face amount	$ 300,000,000